CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020		$ 4,840,000	$ (29,566,000)	$ (24,726,000)
Beginning balance (in shares) at Dec. 31, 2020
Contribution from Parent		673,000		673,000
Net loss			(298,000)	(298,000)
Ending balance, value at Mar. 31, 2021		5,513,000	(29,864,000)	(24,351,000)
Ending balance (in shares) at Mar. 31, 2021
Contribution from Parent		1,161,000		1,161,000
Net loss			34,000	34,000
Ending balance, value at Jun. 30, 2021		6,674,000	(29,830,000)	(23,156,000)
Ending balance (in shares) at Jun. 30, 2021
Contribution from Parent		1,076,000		1,076,000
Net loss			(496,000)	(496,000)
Ending balance, value at Sep. 30, 2021		7,750,000	(30,326,000)	(22,576,000)
Ending balance (in shares) at Sep. 30, 2021
Beginning balance, value at Dec. 31, 2021		9,383,000	(31,393,000)	(22,010,000)
Beginning balance (in shares) at Dec. 31, 2021
Contribution from Parent		1,010,000		1,010,000
Net loss			(933,000)	(933,000)
Ending balance, value at Mar. 31, 2022		10,393,000	(32,326,000)	(21,933,000)
Ending balance (in shares) at Mar. 31, 2022
Contribution from Parent		1,250,000		1,250,000
Net loss			(1,004,000)	(1,004,000)
Ending balance, value at Jun. 30, 2022		11,643,000	(33,330,000)	(21,687,000)
Ending balance (in shares) at Jun. 30, 2022
Contribution from Parent		409,000		409,000
Net loss			(486,000)	(486,000)
Common stock assumed upon acquisition of net assets	$ 162,000			162,000
Common stock assumed upon acquisition of net assets (in shares)	161,704,695
Ending balance, value at Sep. 30, 2022	$ 162,000	$ 12,052,000	$ (33,816,000)	$ (21,602,000)
Ending balance (in shares) at Sep. 30, 2022	161,704,695